LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                              FINANCIAL STATEMENTS
                                  June 30, 2003

                                   (Unaudited)
















This report is submitted for the general information of owners of Life Insurance Company of North America Separate Account A contracts. The Separate Account does not issue new contracts; accordingly, this report is not authorized for distribution to prospective purchasers of variable annuity contracts.


--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Servicing Agent for Life Insurance Company of North America
Administrative Offices: Austin, Texas

EP-9056H

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        COMBINED STATEMENT OF NET ASSETS
                                 June 30, 2003
                                  (Unaudited)
                                     ASSETS

Investments at Market Value (Notes 1 and 2):

Seligman Growth Fund, Inc.

   1,179,546  qualified shares                  (Cost $8,002,318)   $ 3,727,366
     256,768  non-qualified shares              (Cost $2,070,679)       811,389

Oppenheimer Multiple Strategies Fund

      63,006  qualified shares                  (Cost $  721,932)       768,047
       9,808  non-qualified shares              (Cost $  121,206)       119,553

Delaware Group Decatur Fund, Inc.

     469,399  qualified shares                  (Cost $5,241,478)     7,092,610
     112,860  non-qualified shares              (Cost $1,215,892)     1,705,325

Windsor Fund

     337,922  qualified shares                  (Cost $3,630,381)     4,609,254
     100,343  non-qualified shares              (Cost $1,382,698)     1,368,669

Dreyfus Third Century Fund

     788,411  qualified shares                  (Cost $3,095,120)     5,471,566
      10,013  non-qualified shares              (Cost $   57,823)        69,488

Windsor Fund B

     152,074  qualified shares                  (Cost $2,623,783)     2,074,296
      67,997  non-qualified shares              (Cost $1,112,932)       927,468

AIM High Yield Fund, Inc.

      47,094  qualified shares                  (Cost $  445,706)       195,910
      60,282  non-qualified shares              (Cost $  521,016)       250,774

Total Assets                                                        $29,191,715

                                   NET ASSETS

Net Assets (Notes 3 and 7):

Seligman Growth Fund, Inc.

     321,507  qualified accumulation units outstanding          ($11.593420 per unit)   $ 3,727,366
      87,600  non-qualified accumulation units outstanding      ($ 9.262434 per unit)       811,389

Oppenheimer Multiple Strategies Fund

      77,587  qualified accumulation units outstanding          ($ 9.899165 per unit)       768,047
      12,330  non-qualified accumulation units outstanding      ($ 9.696140 per unit)       119,553

Delaware Group Decatur Fund, Inc.

     287,956  qualified accumulation units outstanding          ($24.630881 per unit)     7,092.610
      71,028  non-qualified accumulation units outstanding      ($24.009197 per unit)     1,705,325

Windsor Fund

     206,007  qualified accumulation units outstanding          ($22.374260 per unit)     4,609,254
      69,312  non-qualified accumulation units outstanding      ($19.746491 per unit)     1,368,669

Dreyfus Third Century Fund

     283,798  qualified accumulation units outstanding          ($19.279792 per unit)     5,471,566
       4,097  non-qualified accumulation units outstanding      ($16.960732 per unit)        69,488

Windsor Fund B

      81,450  qualified accumulation units outstanding          ($25.467105 per unit)     2,074,296
      35,645  non-qualified accumulation units outstanding      ($26.019587 per unit)       927,468

AIM High Yield Fund, Inc.

      38,191  qualified accumulation units outstanding          ($ 5.129751 per unit)       195,910
      48,015  non-qualified accumulation units outstanding      ($ 5.222825 per unit)       250,774

Net Assets                                                                              $29,191,715

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                                  (Unaudited)
                           Period Ended June 30, 2003


                                                 Seligman           Seligman
                                                Growth Fund        Growth Fund
                                                    Inc.               Inc.
                                                 Qualified        Non-Qualified

Investment Income:
   Dividends                                    $        0         $         0

Expenses:
   Mortality risk and expense fees
   guarantees (Note 3)                              15,536               3,390

   Investment income (loss) - net                  (15,536)             (3,390)

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                    112,415              37,151
   Cost of shares sold                             211,892              89,302

   Net realized gain (loss) on investments         (99,477)            (52,151)

   Change in unrealized appreciation
   (depreciation) in value of investments          528,600             143,388

   Net realized and unrealized gain (loss)
   on investments                                  429,123              91,237

Net Increase (Decrease) in Net Assets from
Operations                                      $  413,587          $   87,847

   The accompanying notes are an integral part of these financial statements.

                                                Oppenheimer        Oppenheimer
                                                  Multiple           Multiple
                                                 Strategies         Strategies
                                                    Fund               Fund
                                                 Qualified        Non-Qualified
Investment Income:
   Dividends                                    $    8,651          $    1,335

Expenses:
   Mortality risk and expense fees
   guarantees (Note 3)                               3,270                 497

   Investment income (loss) - net                    5,381                 838

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                     55,818               1,793
   Cost of shares sold                              44,299               1,799

   Net realized gain (loss) on investments          11,519                  (6)

   Change in unrealized appreciation
   (depreciation) in value of investments           55,061              10,333

   Net realized and unrealized gain (loss)
   on investments                                   66,580              10,327

Net Increase (Decrease) in Net Assets from
Operations                                      $   71,961          $   11,165

   The accompanying notes are an integral part of these financial statements.

                                                  Delaware           Delaware
                                                   Group              Group
                                                  Decatur            Decatur
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Investment Income:
   Dividends                                    $   28,613  $            7,353

Expenses:
   Mortality risk and expense fees
   guarantees (Note 3)                              29,675               7,886

   Investment income (loss) - net                   (1,062)               (533)

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                    377,217             328,613
   Cost of shares sold                             311,761             204,149

   Net realized gain (loss) on investments          65,456             124,464

   Change in unrealized appreciation
   (depreciation) in value of investments          668,818              66,067

   Net realized and unrealized gain (loss)
   on investments                                  734,274             190,531

Net Increase (Decrease) in Net Assets from
Operations                                      $  733,212          $  189,998

   The accompanying notes are an integral part of these financial statements.

                                                  Windsor            Windsor
                                                   Fund               Fund
                                                 Qualified        Non-Qualified
Investment Income:
   Dividends                                    $   26,883          $    7,984

Expenses:
   Mortality risk and expense
   fees guarantees (Note 3)                         20,069               5,503

   Investment income (loss) - net                    6,814               2,481

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                    540,789               6,336
   Cost of shares sold                             493,785               6,409

   Net realized gain (loss) on investments          47,004                 (73)

   Change in unrealized appreciation
   (depreciation) in value of investments          549,468             163,561

   Net realized and unrealized gain (loss)
   on investments                                  596,472             163,488

Net Increase (Decrease) in Net Assets from
Operations                                      $  603,286          $  165,969

   The accompanying notes are an integral part of these financial statements.

                                               Dreyfus Third      Dreyfus Third
                                               Century Fund       Century Fund
                                                 Qualified        Non-Qualified


Investment Income:
   Dividends                                    $        0          $        0

Expenses:
   Mortality risk and expense
   fees guarantees (Note 3)                         22,693                 288

   Investment income (loss) - net                  (22,693)               (288)

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                     46,001                 507
   Cost of shares sold                              42,194                 274

   Net realized gain (loss) on investments           3,807                 233

   Change in unrealized appreciation
   (depreciation) in value of investments          501,851               6,188

   Net realized and unrealized gain (loss)
   on investments                                  505,658               6,421

Net Increase (Decrease) in Net Assets from
Operations                                      $  482,965          $    6,133

   The accompanying notes are an integral part of these financial statements.

                                                  Windsor            Windsor
                                                   Fund B            Fund B
                                                 Qualified        Non-Qualified
Investment Income:
   Dividends                                    $   12,098          $    5,410


Expenses:
   Mortality risk and expense fees
   guarantees (Note 3)                               9,281               3,731

   Investment income (loss) - net                    2,817               1,679

Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                    445,554               4,645
   Cost of shares sold                             591,382               4,584

   Net realized gain (loss) on investments        (145,828)                 61

   Change in unrealized appreciation
   (depreciation) in value of investments          401,579             110,884

   Net realized and unrealized gain (loss)
   on investments                                  255,751             110,945

Net Increase (Decrease) in Net Assets from
Operations                                      $  258,568          $  112,624

   The accompanying notes are an integral part of these financial statements.

                                                   AIM                AIM
                                                High Yield         High Yield
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Investment Income:
   Dividends                                    $    7,872          $   10,059

Expenses:
   Mortality risk and expense fees
   guarantees (Note 3)                                 805               1,029

   Investment income (loss) - net                    7,067               9,030


Net realized capital gain distributions                  0                   0

Net realized gain (loss) on investments:
   Proceeds from sale of shares                      3,382               2,994
   Cost of shares sold                               3,348               2,955

   Net realized gain (loss) on investments              34                  39

   Change in unrealized appreciation
   (depreciation) in value of investments           21,756              27,823

   Net realized and unrealized gain (loss)
   on investments                                   21,790              27,862

Net Increase (Decrease) in Net Assets from
Operations                                      $   28,857          $   36,892

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)
                           Period Ended June 30, 2003


                                                 Seligman           Seligman
                                                Growth Fund        Growth Fund
                                                    Inc.               Inc.
                                                 Qualified        Non-Qualified


Increase (Decrease) in net assets from
Operations:
   Investment income (loss) - net               $  (15,536)         $   (3,390)
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments         (99,477)            (52,151)
   Change in unrealized appreciation
   (depreciation) in value of investments          528,600             143,388

   Net Increase (Decrease) in net assets
   from operations                                 413,587              87,847

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       1,462                   0
   Net contract surrenders and transfers
   out (Note 3)                                    (82,812)            (31,567)
   Benefit payments to annuitants                  (15,529)             (2,194)

   Net Increase (Decrease) from accumulation
   unit transactions                               (96,879)            (33,761)

Net Increase (Decrease) in Net Assets           $  316,708          $   54,086
Net Assets:
   Net assets at December 31, 2002              $3,410,658          $  757,303
   Net assets at June 30, 2003                  $3,727,366          $  811,389

                          Year Ended December 31, 2002


                                                 Seligman            Seligman
                                                Growth Fund        Growth Fund
                                                   Inc.               Inc.
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets from
Operations:
   Investment income (loss) - net               $   (41,189)        $   (8,234)
   Realized capital gain distributions                    0                  0
   Net realized gain (loss) on investments         (577,710)           (26,049)
   Change in unrealized appreciation
   (depreciation) in value of investments        (1,632,450)          (408,614)

   Net Increase (Decrease) in net assets
   from operations                               (2,251,349)          (442,897)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      220,630              1,801
   Net contract surrenders and transfers
   out (Note 3)                                  (1,048,466)           (18,780)
   Benefit payments to annuitants                   (70,771)            (5,763)

   Net Increase (Decrease) from accumulation
   unit transactions                               (898,607)           (22,742)

Net Increase (Decrease) in Net Assets           $(3,149,956)        $ (465,639)
Net Assets:
   Net assets at December 31, 2001              $ 6,560,614         $1,222,942

   Net assets at December 31, 2002              $ 3,410,658         $  757,303

   The accompanying notes are an integral part of these financial statements.

                                                Oppenheimer        Oppenheimer
                                                  Multiple           Multiple
                                                 Strategies         Strategies
                                                    Fund               Fund
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    5,381          $      838

   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments          11,519                  (6)
   Change in unrealized appreciation
   (depreciation) in value of investments           55,061              10,333

   Net Increase (Decrease) in net assets
   from operations                                  71,961              11,165

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                           0                   0
   Net contract surrenders and transfers
   out (Note 3)                                    (47,209)             (1,173)
   Benefit payments to annuitants                   (5,339)               (122)

   Net Increase (Decrease) from
   accumulation unit transactions                  (52,548)             (1,295)

Net Increase (Decrease) in Net Assets           $   19,413          $    9,870
Net Assets:
   Net assets at December 31, 2002              $  748,634          $  109,683

   Net assets at June 30, 2003                  $  768,047          $  119,553

                          Year Ended December 31, 2002


                                                 Oppenheimer        Oppenheimer
                                                  Multiple           Multiple
                                                 Strategies         Strategies
                                                   Fund                Fund
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   13,120          $    2,271
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments           8,659              (2,463)
   Change in unrealized appreciation
   (depreciation) in value of investments         (124,228)            (16,312)

   Net Increase (Decrease) in net assets
   from operations                                (102,449)            (16,504)


Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      61,940                   0
   Net contract surrenders and transfers
   out (Note 3)                                   (143,213)           (162,511)
   Benefit payments to annuitants                  (10,178)             (9,498)

   Net Increase (Decrease) from
   accumulation unit transactions                  (91,451)           (172,009)

Net Increase (Decrease) in Net Assets           $ (193,900)         $ (188,513)
Net Assets:
   Net assets at December 31, 2001              $  942,534          $  298,196

   Net assets at December 31, 2002              $  748,634          $  109,683

   The accompanying notes are an integral part of these financial statements.

                                                 Delaware           Delaware
                                                   Group              Group
                                                  Decatur            Decatur
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   (1,062)         $     (533)
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments          65,456             124,464
   Change in unrealized appreciation
   (depreciation) in value of investments          668,818              66,067

   Net Increase (Decrease) in net assets
   from operations                                 733,212             189,998

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       2,792                   0
   Net contract surrenders and transfers
   out (Note 3)                                   (327,734)           (299,635)
   Benefit payments to annuitants                  (22,600)            (21,093)

   Net Increase (Decrease) from accumulation
   unit transactions                              (347,542)           (320,728)

Net Increase (Decrease) in Net Assets           $  385,670          $ (130,730)
Net Assets:
   Net assets at December 31, 2002              $6,706,940          $1,836,055

   Net assets at June 30, 2003                  $7,092,610          $1,705,325

                          Year Ended December 31, 2002


                                                  Delaware           Delaware
                                                   Group              Group
                                                  Decatur            Decatur
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    (8,266)        $   (2,654)
   Realized capital gain distributions                    0                  0
   Net realized gain (loss) on investments           (2,045)           155,779
   Change in unrealized appreciation
   (depreciation) in value of investments        (1,716,943)          (654,472)

   Net Increase (Decrease) in net assets
   from operations                               (1,727,254)          (501,347)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      633,345                 36
   Net contract surrenders and transfers
   out (Note 3)                                    (739,884)          (452,464)
   Benefit payments to annuitants                   (59,079)           (40,332)

   Net Increase (Decrease) from accumulation
   unit transactions                               (165,618)          (492,760)

Net Increase (Decrease) in Net Assets           $(1,892,872)        $ (994,107)
Net Assets:
   Net assets at December 31, 2001              $ 8,599,812         $2,830,162

   Net assets at December 31, 2002              $ 6,706,940         $1,836,055

   The accompanying notes are an integral part of these financial statements.

                                                  Windsor            Windsor
                                                   Fund               Fund
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    6,814          $    2,481
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments          47,004                 (73)
   Change in unrealized appreciation
   (depreciation) in value of investments          549,468             163,561

   Net Increase (Decrease) in net assets
   from operations                                 603,286             165,969

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      13,042               4,436
   Net contract surrenders and transfers
   out (Note 3)                                   (490,501)                 (7)
   Benefit payments to annuitants                  (42,018)             (1,232)

   Net Increase (Decrease) from accumulation
   unit transactions                              (519,477)              3,197

Net Increase (Decrease) in Net Assets           $   83,809          $  169,166
Net Assets:
   Net assets at December 31, 2002              $4,525,445          $1,199,503

   Net assets at June 30, 2003                  $4,609,254          $1,368,669

                          Year Ended December 31, 2002


                                                  Windsor            Windsor
                                                   Fund               Fund
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    18,423         $    4,804
   Realized capital gain distributions                    0                  0
   Net realized gain (loss) on investments           10,082             (1,501)
   Change in unrealized appreciation
   (depreciation) in value of investments        (1,403,597)          (362,110)

   Net Increase (Decrease) in net assets
   from operations                               (1,375,092)          (358,807)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      248,791                  0
   Net contract surrenders and transfers
   out (Note 3)                                    (428,404)            (9,546)
   Benefit payments to annuitants                   (89,986)            (3,988)

   Net Increase (Decrease) from accumulation
   unit transactions                               (269,599)           (13,534)

Net Increase (Decrease) in Net Assets           $(1,644,691)        $ (372,341)
Net Assets:
   Net assets at December 31, 2001              $ 6,170,136         $1,571,844

   Net assets at December 31, 2002              $ 4,525,445         $1,199,503

   The accompanying notes are an integral part of these financial statements.

                                               Dreyfus Third      Dreyfus Third
                                                Century Fund       Century Fund
                                                 Qualified        Non-Qualified


Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $  (22,693)         $     (288)
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments           3,807                 233
   Change in unrealized appreciation
   (depreciation) in value of investments          501,851               6,188

   Net Increase (Decrease) in net assets
   from operations                                 482,965               6,133

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       1,723                   0
   Net contract surrenders and transfers
   out (Note 3)                                     (7,939)                  0
   Benefit payments to annuitants                  (17,092)               (219)

   Net Increase (Decrease) from accumulation
   unit transactions                               (23,308)               (219)

Net Increase (Decrease) in Net Assets           $  459,657          $    5,914
Net Assets:
   Net assets at December 31, 2002              $5,011,909          $   63,574

   Net assets at June 30, 2003                  $5,471,566          $   69,488

                          Year Ended December 31, 2002


                                               Dreyfus Third      Dreyfus Third
                                                Century Fund       Century Fund
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss)- net                $   (55,040)        $   (1,390)
   Realized capital gain distributions                    0                  0
   Net realized gain (loss) on investments          (26,943)            36,234
   Change in unrealized appreciation
   (depreciation) in value of investments        (2,132,688)           (88,775)

   Net Increase (Decrease) in net assets
   from operations                               (2,214,671)           (53,931)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       83,603                  0
   Net contract surrenders and transfers
   out (Note 3)                                    (521,636)           (90,619)
   Benefit payments to annuitants                   (33,260)              (538)

   Net Increase (Decrease) from accumulation
   unit transactions                               (471,293)           (91,157)

Net Increase (Decrease) in Net Assets           $(2,685,964)        $ (145,088)
Net Assets:
   Net assets at December 31, 2001              $ 7,697,873         $  208,662

   Net assets at December 31, 2002              $ 5,011,909         $   63,574

   The accompanying notes are an integral part of these financial statements.

                                                  Windsor            Windsor
                                                   Fund B             Fund B
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    2,817          $    1,679
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments        (145,828)                 61
   Change in unrealized appreciation
   (depreciation) in value of investments          401,579             110,884

   Net Increase (Decrease) in net assets
   from operations                                 258,568             112,624

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                       7,247                   0
   Net contract surrenders and transfers
   out (Note 3)                                   (434,553)                  0
   Benefit payments to annuitants                   (8,950)               (914)

   Net Increase (Decrease) from accumulation
   unit transactions                              (436,256)               (914)

Net Increase (Decrease) in Net Assets           $ (177,688)         $  111,710
Net Assets:
   Net assets at December 31, 2002              $2,251,984          $  815,758

   Net assets at June 30, 2003                  $2,074,296          $  927,468

                          Year Ended December 31, 2002


                                                  Windsor            Windsor
                                                   Fund B             Fund B
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $    8,711          $    3,279
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments         (15,538)               (573)
   Change in unrealized appreciation
   (depreciation) in value of investments         (693,382)           (245,977)

   Net Increase (Decrease) in net assets
   from operations                                (700,209)           (243,271)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      59,383                   0
   Net contract surrenders and transfers
   out (Note 3)                                   (217,961)                  0
   Benefit payments to annuitants                  (19,983)             (2,076)

   Net Increase (Decrease) from accumulation
   unit transactions                              (178,561)             (2,076)

Net Increase (Decrease) in Net Assets           $ (878,770)         $ (245,347)
Net Assets:
   Net assets at December 31, 2001              $3,130,754          $1,061,105

   Net assets at December 31, 2002              $2,251,984          $  815,758

   The accompanying notes are an integral part of these financial statements.

                                                    AIM                AIM
                                                 High Yield         High Yield
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss)- net                $    7,067          $    9,030
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments              34                  39
   Change in unrealized appreciation
   (depreciation) in value of investments           21,756              27,823

   Net Increase (Decrease) in net assets
   from operations                                  28,857              36,892

Accumulation Unit Transactions:
   Net contract considerations and
   transfers in (Note 3)                                 0                   0
   Net contract surrenders and
   transfers out (Note 3)                           (2,000)                  0
   Benefit payments to annuitants                     (577)             (1,964)

   Net Increase (Decrease) from
   accumulation unit transactions                   (2,577)             (1,964)

Net Increase (Decrease) in Net Assets           $   26,280          $   34,928
Net Assets:
   Net assets at December 31, 2002              $  169,630          $  215,846

   Net assets at June 30, 2003                  $  195,910          $  250,774

                          Year Ended December 31, 2002


                                                    AIM                AIM
                                                 High Yield         High Yield
                                                 Fund, Inc.         Fund, Inc.
                                                 Qualified        Non-Qualified

Increase (Decrease) in net assets
from Operations:
   Investment income (loss) - net               $   17,621          $   23,030
   Realized capital gain distributions                   0                   0
   Net realized gain (loss) on investments             (39)                (64)
   Change in unrealized appreciation
   (depreciation) in value of investments          (38,447)            (48,616)

   Net Increase (Decrease) in net assets
   from operations                                 (20,865)            (25,650)

Accumulation Unit Transactions:
   Net contract considerations and transfers
   in (Note 3)                                      13,172                   0
   Net contract surrenders and transfers
   out (Note 3)                                       (327)                  0
   Benefit payments to annuitants                   (1,148)             (3,824)

   Net Increase (Decrease) from accumulation
   unit transactions                                11,697              (3,824)

Net Increase (Decrease) in Net Assets           $   (9,168)         $  (29,474)
Net Assets:
   Net assets at December 31, 2001              $  178,798          $  245,320

   Net assets at December 31, 2002              $  169,630          $  215,846

   The accompanying notes are an integral part of these financial statements.

                    LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPARATE ACCOUNT A
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2003

Note 1. Organization

Life Insurance Company of North America - Separate Account A (the"Separate Account"), a separate account of Life Insurance Company of North America ("LINA"), is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Separate Account consists of seven divisions, corresponding to the specific mutual fund shares underlying the values of such division. Variable annuity contract payments allocated to the Separate Account, except as modified by Note 5, are invested by LINA in shares of a designated mutual fund for allocation to the corresponding Separate Account division. The current divisions of the Separate Account are designated as follows: Delaware Group Decatur Fund, Inc., Seligman Growth Fund, Inc., Oppenheimer Multiple Strategies Fund, Windsor Fund, Windsor Fund B, Dreyfus Third Century Fund, and AIM High Yield Fund, Inc. (collectively, the "Funds").

Each of the seven mutual fund divisions contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified variable annuity contract values. The contract owners' equity is affected by the investment results of the appropriate mutual fund designated for the subdivision and the mortality risk and expense fees guarantees assessed on Separate Account assets (See Note 3).

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division of the Separate Account, or from the Separate Account to the General Account, are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.

Note 2. Significant Accounting Policies

The accompanying financial statements include only the contract owners' payments pertaining to the variable portion of their contracts, and exclude any payments for fixed dollar benefits, the latter being included in the General Account of LINA.

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of investments is based on closing bid prices (net asset value) at June 30, 2003; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of the investments sold is determined on the last-in, first-out method. See Notes 4 through 6 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions allocated to the Separate Account by the contract owners less a deduction by LINA for sales and administrative expenses, death benefits for group contracts and any applicable premium taxes. These deductions, exclusive of premium taxes, are charged against the gross contributions and vary as follows: group contracts from 1% to 6%; individual contracts from 4% to 8.5%. Net contract considerations for the period ended June 30, 2003 were $30,701 after deductions for sales and administrative expenses. Benefit Payments to Annuitants amounted to $139,843. Contract owners unaffected by Revenue Ruling 81-225 (See Note 5) have limited rights to transfer their investment between the Separate Account subdivisions and to transfer from and to the General Account of LINA. Contract owners affected by Revenue Ruling 81-225 have limited rights to transfer certain contract values to the General Account of LINA to lessen the impact of the Ruling (See Note 5). The amounts of all transfers and surrenders for the period ended June 30, 2003 were as follows:

                Transfers between Separate
                Account A subdivisions          $    4,436

                Transfers from the General
                Account                         $        0

                Transfers to the General
                Account                         $    3,000

                Surrenders from the Separate
                Account A subdivisions          $1,725,033


LINA charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fee guarantees. The daily equivalent of the annual charge of 0.90% is made against the average net asset value of the Separate Account.

Note 4. Income Taxes

The Separate Account is taxed as part of LINA. For the period ended June 30, 2003, LINA was taxed as a casualty insurance company as part of the consolidated group of CIGNA Corporation, its ultimate parent. LINA anticipates that, for calendar year 2003, it will be taxed as a casualty insurance company as part of CIGNA Corporation's consolidated group. Although LINA may be taxed as a casualty insurance company, it treats the operations of the Separate Account as if it were part of a life insurance company. Under the current provisions of the Internal Revenue Code, no federal income taxes are payable by a company taxed as a life insurance company with respect to investment income and capital gains of the assets of a separate account when used to determine contract values. LINA reserves the right to make adjustments for taxes to the assets of the Separate Account should future changes in the Internal Revenue Code applicable to life insurance companies so warrant.

Note 5. Effect of Revenue Ruling 81-225

Revenue Ruling 81-225 was issued by the Internal Revenue Service on September 25, 1981. The Ruling pertains to variable annuities, where the insurance company, through a separate account, holds mutual funds shares which are also sold to the public independent of the variable annuity contracts. The Ruling also questioned the tax treatment of variable annuity contracts where the underlying mutual funds are not managed by the issuing insurance company or an affiliate, and where the policyholder may initially allocate and subsequently reallocate his contract values among several underlying funds.

The Ruling adversely affected the tax status of the Separate Account variable annuity contracts issued on a non-tax qualified basis after December 31, 1980, and those issued after September 25, 1981 which were intended to qualify under Internal Revenue Code Sections 403(a), 403(b) or 408(b).

In order to comply with the IRS opinions expressed in Revenue Ruling 81-225, allocations to the Separate Account resulting from new purchases were terminated except as noted below. In addition, LINA suspended new contract sales which permitted allocations to the Separate Account in both the non-tax qualified and tax qualified markets described above.

Payments on behalf of individuals who were participants under contracts before September 25, 1981 may continue to be allocated to the Separate Account where such contracts were issued to qualify pursuant to Code Sections 403(a), 403(b) or 408(b), or where the contract owner is not subject to federal income tax.

Note 6. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. LINA believes that the Separate Account satisfies the current requirements of the regulations, and it intends that the Separate Account will continue to meet such requirements.

Note 7. Accumulation Unit Transactions:

Period Ended June 30, 2003

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ending June 30, 2003, and units outstanding at June 30, 2003 were as follows:

                                               Seligman              Seligman
                                              Growth Fund           Growth Fund
                                                 Inc.                  Inc.
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2002           330,561               91,868

Units purchased and transfers in                     136                    0

Benefits, surrenders and transfers out            (9,190)              (4,268)

Units outstanding at June 30, 2003               321,507               87,600




                                              Oppenheimer           Oppenheimer
                                               Multiple               Multiple
                                              Strategies             Strategies
                                                Fund                    Fund
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2002            83,424               12,478

Units purchased and transfers in                       0                    0

Benefits, surrenders and transfers out            (5,837)                (148)

Units outstanding at June 30, 2003                77,587               12,330

                                               Delaware              Delaware
                                                 Group                 Group
                                                Decatur               Decatur
                                               Fund, Inc.            Fund, Inc.
                                              Qualified           Non-Qualified


Units outstanding at December 31, 2002           302,674               85,013

Units purchased and transfers in                     125                    0

Benefits, surrenders and transfers out           (14,843)             (13,985)

Units outstanding at June 30, 2003               287,956               71,028




                                                Windsor               Windsor
                                                 Fund                  Fund
                                              Qualified           Non-Qualified


Units outstanding at December 31, 2002           230,218               69,139

Units purchased and transfers in                     650                  242

Benefits, surrenders and transfers out           (24,861)                 (69)

Units outstanding at June 30, 2003               206,007               69,312

                                            Dreyfus Third         Dreyfus Third
                                             Century Fund          Century Fund
                                              Qualified           Non-Qualified


Units outstanding at December 31, 2002           285,105                4,111

Units purchased and transfers in                      97                    0

Benefits, surrenders and transfers out            (1,404)                 (14)

Units outstanding at June 30, 2003               283,798                4,097




                                                Windsor               Windsor
                                                Fund B                Fund B
                                              Qualified           Non-Qualified


Units outstanding at December 31, 2002           100,238               35,684

Units purchased and transfers in                     311                    0

Benefits, surrenders and transfers out           (19,099)                 (39)

Units outstanding at June 30, 2003                81,450               35,645

                                                   AIM                   AIM
                                               High Yield            High Yield
                                               Fund, Inc.            Fund, Inc.
                                              Qualified           Non-Qualified

Units outstanding at December 31, 2002            38,750               48,424

Units purchased and transfers in                       0                    0

Benefits, surrenders and transfers out              (559)                (409)

Units outstanding at June 30, 2003                38,191               48,015

The accumulation units for fourteen of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2003, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:

                                                     Accumulation       Aggregate         Monthly         Annuity
                                                        Units             Value        Annuity Units    Unit Value

Seligman Growth Fund, Inc. Qualified                    31,254          $362,341          1,370         $3.7693013
Seligman Growth Fund, Inc. Non-Qualified                 5,397          $ 49,989            221         $3.0120655
Oppenheimer Multiple Strategies Fund Qualified           4,883          $ 48,338            340         $3.2330772
Oppenheimer Multiple Strategies Fund Non-Qualified         259          $  2,511             16         $3.1678044
Delaware Group Decatur Fund, Inc. Qualified             19,841          $488,701            762         $8.1429384
Delaware Group Decatur Fund, Inc. Non-Qualified         20,819          $499,847            653         $7.8152812
Windsor Fund Qualified                                  33,975          $760,165          1,368         $7.3097344
Windsor Fund Non-Qualified                               1,894          $ 37,400            271         $0.8316872
Dreyfus Third Century Fund Qualified                    14,165          $273,098            730         $3.3201455
Dreyfus Third Century Fund Non-Qualified                   296          $  5,020             19         $3.2762721
Windsor Fund B Qualified                                 7,464          $190,086            591         $2.9104214
Windsor Fund B Non-Qualified                             1,048          $ 27,269            103         $1.8680353
AIM High Yield Fund Qualified                            2,939          $ 15,076             83         $2.4580860
AIM High Yield Fund Non-Qualified                       10,327          $ 53,936            501         $0.7038413

Separate Account A

Note 8. Expense Ratios and Net Investment Income Ratios

Period Ended June 30, 2003

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the period ended June 30, 2003 were as follows:

Seligman Growth Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      321,507     $11.593420    $ 3,727    0.90%      0.00%      23.96%

12/31/02      330,561     $10.317788    $ 3,411    0.90%      0.00%     -49.19%

12/31/01      402,638     $16.294076    $ 6,561    0.90%      0.00%     -23.58%

12/31/00      530,109     $20.179950    $10,698    0.90%      1.81%     -15.42%

12/31/99      627,027     $24.317678    $15,248    0.90%      0.00%      26.93%




Seligman Growth Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       87,600     $ 9.262434    $  811    0.90%       0.00%      23.32%

12/31/02       91,868     $ 8.243383    $  757    0.90%       0.00%     -48.41%

12/31/01       94,003     $13.009608    $1,223    0.90%       0.00%     -23.48%

12/31/00      100,436     $16.274205    $1,635    0.90%       1.84%     -15.87%

12/31/99      112,479     $19.629006    $2,208    0.90%       0.00%      26.96%

Oppenheimer Multiple Strategies Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       77,587     $ 9.899165     $  768    0.90%      2.38%      19.81%

12/31/02       83,424     $ 8.973847     $  749    0.90%      2.51%     -12.59%

12/31/01       92,862     $10.149830     $  943    0.90%      2.93%       0.75%

12/31/00       98,166     $10.069363     $  988    0.90%      3.60%       5.60%

12/31/99      121,783     $ 9.527331     $1,160    0.90%      4.18%       9.41%




Oppenheimer Multiple Strategies Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       12,330     $ 9.696140    $  120     0.90%      2.42%      20.23%

12/31/02       12,478     $ 8.790083    $  110     0.90%      2.18%      -9.29%

12/31/01       30,053     $ 9.922350    $  298     0.90%      3.40%       3.56%

12/31/00       15,649     $ 9.845995    $  154     0.90%      3.65%       5.82%

12/31/99       17,141     $ 9.322238    $  160     0.90%      4.10%       9.31%

Delaware Group Decatur Fund, Inc.
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      287,956     $24.630881    $ 7,093    0.90%      0.87%      22.24%

12/31/02      302,674     $22.158956    $ 6,707    0.90%      0.79%     -22.64%

12/31/01      311,489     $27.608719    $ 8,600    0.90%      1.37%      -4.96%

12/31/00      349,431     $28.979969    $10,126    0.90%      2.27%       5.73%

12/31/99      516,817     $26.696470    $13,797    0.90%      2.70%      -4.25%




Delaware Group Decatur Fund, Inc.
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       71,028     $24.009197    $ 1,705    0.90%      0.84%      21.68%

12/31/02       85,013     $21.597349    $ 1,836    0.90%      0.78%     -21.90%

12/31/01      105,419     $26.846793    $ 2,830    0.90%      1.35%      -5.16%

12/31/00      122,338     $28.160902    $ 3,445    0.90%      2.22%       8.08%

12/31/99      137,069     $25.953022    $ 3,557    0.90%      2.68%      -4.33%

Windsor Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      206,007     $22.374260    $ 4,609    0.90%      1.21%      27.05%

12/31/02      230,218     $19.657215    $ 4,525    0.90%      1.26%     -26.94%

12/31/01      241,843     $25.512982    $ 6,170    0.90%      1.78%       4.03%

12/31/00      295,312     $24.350103    $ 7,191    0.90%      1.67%      12.97%

12/31/99      379,625     $21.188208    $ 8,044    0.90%      3.37%      11.46%




Windsor Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       69,312     $19.746491    $ 1,369    0.90%      1.31%      27.14%

12/31/02       69,139     $17.349156    $ 1,200    0.90%      1.26%     -26.70%

12/31/01       69,705     $22.549947    $ 1,572    0.90%      1.87%       4.33%

12/31/00       72,380     $21.520878    $ 1,558    0.90%      1.54%      13.57%

12/31/99       96,078     $18.736677    $ 1,800    0.90%      4.07%       9.68%

Dreyfus Third Century Fund
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03      283,798     $19,279792    $ 5,472    0.90%      0.00%      19.15%

12/31/02      285,105     $17.579168    $ 5,012    0.90%      0.00%     -36.21%

12/31/01      306,565     $25.110083    $ 7,698    0.90%      0.00%     -28.93%

12/31/00      333,848     $33.214232    $11,089    0.90%      0.55%     -14.04%

12/31/99      367,152     $38.433580    $14,111    0.90%      1.67%      26.27%




Dreyfus Third Century Fund
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03        4,097     $16.960732     $   69    0.90%      0.00%      19.16%

12/31/02        4,111     $15.464265     $   64    0.90%      0.00%     -34.91%

12/31/01        9,447     $22.087602     $  209    0.90%      0.00%     -30.75%

12/31/00       12,125     $29.218199     $  354    0.90%      0.56%     -13.70%

12/31/99       12,832     $33.848983     $  434    0.90%      1.57%      23.53%

Windsor Fund B
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       81,450     $25.467105     $2,074    0.90%      1.17%      25.07%

12/31/02      100,238     $22.466369     $2,252    0.90%      1.24%     -26.98%

12/31/01      107,258     $29.190397     $3,131    0.90%      1.87%       4.48%

12/31/00      113,361     $27.883833     $3,161    0.90%      1.64%      12.36%

12/31/99      156,228     $24.369358     $3,807    0.90%      3.82%      10.24%




Windsor Fund B
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03   35,645       $26.019587      $927       0.90%      1.31%      27.17%

12/31/02   35,684       $22.860602      $816       0.90%      1.26%     -26.71%

12/31/01   35,765       $29.668818     $1,061      0.90%      1.90%       4.63%

12/31/00   35,851       $28.315507     $1,015      0.90%      1.38%      12.04%

12/31/99   63,049       $24.648414     $1,554      0.90%      3.82%      11.10%

AIM High Yield Fund, Inc.
Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       38,191     $ 5.129751     $  196    0.90%       8.80%     32.26%

12/31/02       38,750     $ 4.377542     $  170    0.90%      11.31%    -12.32%

12/31/01       36,327     $ 4.921908     $  179    0.90%      12.38%     -4.38%

12/31/00       49,041     $ 5.141004     $  252    0.90%      12.00%    -26.06%

12/31/99       56,999     $ 6.782242     $  387    0.90%      10.48%      1.46%




AIM High Yield Fund, Inc.
Non-Qualified

                                  Net Assets
                                                 Expenses
                                                   as a
                                                   % of      Invest-
                                                  Average     ment
                             Unit                  Net       Income        Total
              Units         Value       (000s)    Assets      Ratio       Return
              _______     __________    ______    ______     _______     _______

06/30/03       48,015     $ 5.222825     $  251    0.90%      8.80%      32.26%

12/31/02       48,424     $ 4.457411     $  216    0.90%     11.31%     -11.59%

12/31/01       49,262     $ 4.979910     $  245    0.90%     12.38%      -3.95%

12/31/00      116,052     $ 5.211873     $  605    0.90%     11.95%     -25.49%

12/31/99      140,410     $ 6.886449     $  967    0.90%     10.48%       1.31%

Note 9.  Recent Developments:

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. As a result of the review, the assets of the following subdivisions were increased as follows, with a corresponding increase in the unit values of policyholder interests in the Separate Account:

        Division                                                  Amount

        Decatur Fund - Qualified                                $ 99,860.77
        Seligman Growth Fund - Qualified                        $ 79,955.38
        Windsor Fund - Qualified                                $103,465.47
        Dreyfus Third Century Fund - Qualified                  $ 73,967.15
        Windsor Fund B - Qualified                              $    300.79

In addition, the assets of the following subdivision were decreased as follows, with a corresponding decrease in the unit values of policyholder interests in the Separate Account:

        Division                                                  Amount

        Oppenheimer Multiple Strategies - Qualified             $  1,486.09